INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets (Liabilities):
Fixed assets	$ (41)	$ (101)
Stock-based and performance share compensation.	1,408	1,920
Equity method investments	(134)	(138)
Accrual to cash adjustment	243	(4,079)
ROU Asset	(139)	(154)
Lease liability	161	180
Net operating loss and carryforward	9,354	7,792
Intangibles	1,347	1,773
Debt issuance costs	1	10
Accretion expense	(14)	(268)
Total Noncurrent DTL	12,186	6,935
Valuation Allowance	$ (12,186)	(7,731)
Deferred Tax Liabilities, net		$ (796)